Notes Payable - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Payable - Related Party [Abstract]
NOTES PAYABLE - RELATED PARTY

3. NOTES PAYABLE – RELATED PARTY

On July 15, 2016, the Company issued a 7% promissory note to a significant shareholder in the principal amount of $100,000. The note had an initial one-year term. On April 9, 2019, the maturity date of the note was extended to June 30, 2019. On April 12, 2019, the Company entered into an exchange agreement with The Vantage Group Ltd. ("Vantage"), which held the note, pursuant to which Vantage exchanged a portion of this note, in the amount of $50,000, for 10,000 newly issued shares of common stock of the Company. The Company repaid the remaining balance of $50,000. Vantage is owned by Lyle Hauser, formerly the Company's largest stockholder.

The changes in this note payable to related party are reflected in the following at September 30, 2020 and December 31, 2019:

	At September 30, 2020	At December 31, 2019
Note Payable	$-	$-
Accrued interest	$14,820	$19,438

On January 14, 2019, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged an outstanding convertible promissory note of the Company in the aggregate amount of $70,382 (including accrued interest) held by Mr. Hauser for a new non-convertible promissory note of the Company in the principal amount of $70,382. On April 7, 2020, the maturity date of outstanding notes held by Lyle Hauser, consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $70,384, as amended by amendment No. 1 thereto, dated April 9, 2019, amendment No. 2 thereto, dated July 3, 2019, amendment No. 3 thereto, dated October 1, 2019, and amendment no. 4 thereto, dated January 17, 2020; and (ii) an original issue discount promissory note, dated on or about February 28, 2019, in the original principal amount of $110,000 (of which $100,000 had been repaid, leaving an outstanding balance of $10,000), as amended by amendment No. 1 thereto, dated April 9, 2019, amendment No. 2 thereto, dated July 3, 2019, amendment No. 3 thereto, dated October 1, 2019, and amendment No. 4 thereto, dated January 17, 2020, was extended to June 30, 2020. In consideration for the extension of the maturity date of the notes, the Company issued to the designee of Lyle Hauser 33,000 shares of common stock. From April 1, 2020 to September 30, 2020, the Company repaid $73,382 of the notes due to Lyle Hauser. As of September 30, 2020 and December 31, 2019, the note dated January 14, 2019 had a balance of $0 and accrued interest of $5,438. On July 27, 2020 the maturity date of the note dated January 14, 2019 was extended to September 30, 2020.

On February 28, 2019, the Company issued a promissory note in the principal amount of $110,000 to Lyle Hauser with an original issue discount of $10,000, for a purchase price of $100,000. The note has a 0% interest rate until maturity and had an original maturity date of March 31, 2019, which was extended to June 30, 2020. Following the maturity date, the note would bear a 9% annual interest rate until paid in full. During the nine months ended September 30, 2020 the Company repaid a total of $110,000. As of September 30, 2020 and December 31, 2019, the note had a balance of $0 and $110,000, respectively.

The Company evaluated the modification under ASC 470-50 and concluded the deletion of the conversion qualifies for debt modification which triggered debt extinguishment; however, there was no impact to the income statement as there was no unamortized discounts or other fees paid on the under the prior debt terms.

3. NOTES PAYABLE – RELATED PARTY

On July 15, 2016, the Company issued a 7% promissory note to a significant shareholder in the principal amount of $100,000. The note had an initial one-year term. On April 9, 2019, the maturity date of the note was extended to June 30, 2019.  On April 12, 2019, the Company entered into an exchange agreement with The Vantage Group Ltd. ("Vantage"), which held the note, pursuant to which Vantage exchanged a portion of this note, in the amount of $50,000, for 10,000 newly issued shares of common stock of the Company. The Company repaid the remaining balance of $50,000. Vantage is owned by Lyle Hauser, an adviser to the Company and its then-largest stockholder.

The changes in this note payable to related party are reflected in the following at December 31, 2019 and 2018:

	At December 31, 2019	At December 31, 2018
Note Payable	$-	$100,000
Accrued interest	$19,438	$17,688

On January 14, 2019, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged an outstanding convertible promissory note of the Company in the aggregate amount of $70,382 (including accrued interest) held by Mr. Hauser for a new non-convertible promissory note of the Company in the principal amount of $70,382. The new note had an original maturity date of March 31, 2019, which has been extended to June 30, 2020 (see Note 10), and bears interest at the rate of 7% per year, due upon maturity. As of December 31, 2019, the note had a balance of $70,382 and accrued interest of $5,438.

On January 14, 2019 the Company entered into an exchange agreement with Vantage. Pursuant to the exchange agreement, Vantage exchanged the remaining amount due on a convertible promissory note of the Company, equal to $17,780 (including accrued interest) held by Vantage for a new non-convertible promissory note of the Company in the principal amount of $17,780. The new note had an original maturity date of March 31, 2019, which has been extended to December 31, 2019, and bears interest at the rate of 7% per year, due upon maturity. Accrued interest at December 31, 2019 amounted to $1,245. The Company repaid note in full on November 19, 2019.

On February 28, 2019, the Company issued a promissory note in the principal amount of $110,000 to Lyle Hauser with an original issue discount of $10,000, for a purchase price of $100,000. The note has a 0% interest rate until maturity and had an original maturity date of March 31, 2019, which has been extended to June 30, 2020. Following the maturity date, the note bears a 9% annual interest rate until paid in full. As of December 31, 2019, the note had a balance of $110,000.

During the year ended December 31, 2018, the Company repaid $3,220 to the then-CEO, and borrowed an additional $75. During the year ended December 31, 2018 the remaining amount of $3,145 was repaid. The advances carried a 0% interest rate and were to be repaid when funds were available.

 The Company evaluated the modification under ASC 470-50 and concluded the deletion of the conversion qualifies for debt modification which triggered debt extinguishment; however, there was no impact to the income statement as there was no unamortized discounts or other fees paid on the under the prior debt terms.